UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust
(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Address of principal executive offices) (Zip code)

234 West Florida Street, Suite 700

Milwaukee, WI 53204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-262-267-4589

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Brandes International ETF

BINV | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2026

The annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2025 through June 30, 2026. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$77	0.70%

Management's Discussion of Fund Performance

For the twelve-month period ending June 30, 2026, the Brandes International ETF returned 20.17% (based on net asset value), performing in line with the 20.23% return of the MSCI EAFE Index and underperforming the 26.95% return of the MSCI EAFE Value Index. Select holdings in information technology, industrials, energy, and consumer discretionary were solid performers, whereas underweight to information technology and overweight to consumer staples detracted from relative returns. From a country perspective, notable contributors included holdings in South Korea, Switzerland, and Brazil. Meanwhile, select holdings in the United Kingdom, Netherlands, and Spain weighed on relative returns.

TOP PERFORMANCE CONTRIBUTORS

Information Technology | Samsung Electronics (South Korea, Technology Hardware), Taiwan Semiconductor Manufacturing Company (Taiwan, Semiconductors), and STMicroelectronics (France, Semiconductors). Investor enthusiasm surrounding artificial intelligence (AI) continued to intensify, with semiconductor manufacturers, technology hardware companies, and other businesses viewed as beneficiaries of accelerating AI-related capital expenditures among the strongest performers.

Industrials | SMC Corp (Japan, Machinery), Kubota (Japan, Machinery), and Embraer (Brazil, Aerospace & Defense)

Oil, Gas & Consumable Fuels | Petrobras (Brazil), TotalEnergies (France), Shell (U.K.), and ENI (Italy). Our integrated oil holdings benefited from raised oil prices earlier this year amid the Middle East conflict.

Consumer Discretionary| Swatch Group (Switzerland, Luxury Goods), Kering (France, Luxury Goods), and Alibaba (China, Broadline Retail).

TOP PERFORMANCE DETRACTORS

Information Technology | While we started the period with a similar weight to technology as the benchmark, the strong share-price appreciation led us to trim or exit certain holdings, and the resulting underweight position became a meaningful detractor from relative performance. In addition, businesses perceived to face disruption from AI, particularly software and IT services companies, generally underperformed. Our holdings in Capgemini, NICE, and SAP were among the largest detractors.

Beverages | Pernod Ricard (France), China Resources Beer Holding (China), and Diageo (U.K.).

Spain | Grifols (Biotechnology).

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Brandes International ETF - NAV	MSCI EAFE Index (Net)	MSCI EAFE Value Index
10/04/23	10,000	10,000	10,000
12/31/23	11,370	11,356	11,163
06/30/24	11,883	11,963	11,665
12/31/24	12,243	11,790	11,798
06/30/25	14,860	14,083	14,493
12/31/25	16,849	15,471	16,782
06/30/26	17,857	16,933	18,399
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	20.17%	23.54%
MSCI EAFE Index (Net)	20.23%	21.17%
MSCI EAFE Value Index	26.95%	24.90%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$492,180,698
  Total advisory fees paid$2,701,870
  Total number of portfolio holdings67
  Portfolio turnover rate2%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Consumer Staples	25.0%
Health Care	16.7%
Consumer Discretionary	15.9%
Industrials	9.2%
Financials	7.7%
Information Technology	7.2%
Communication Services	6.2%
Materials	4.8%
Energy	2.3%
Real Estate	1.9%
Utilities	1.4%
Consumer, Cyclical	0.8%
Money Market Funds	0.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Brandes U.S. Small-Mid Cap Value ETF

BSMC | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2026

The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2025 through June 30, 2026. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$79	0.70%

Management's Discussion of Fund Performance

For the trailing twelve-month period ending June 30, 2026, the Brandes U.S. Small-Mid Cap Value ETF returned 25.03% (based on net asset value), underperforming the 38.54% return of the Russell 2500 Value Index. Notably, our positions in the industrials sector, particularly those in the machinery and ground transportation industries, contributed positively to the Fund’s relative performance. Moreover, financials and media holdings aided returns, as well as our underweight to real estate. Meanwhile, relative underperformance was driven mainly by the difference in exposure to information technology between the portfolio and the benchmark. Additionally, several holdings in consumer staples and health care declined.

TOP PERFORMANCE CONTRIBUTORS

Industrials | Machinery companies Timken and Kennametal appreciated significantly, as did ground transportation businesses Knight-Swift, Heartland Express, and Landstar System. Knight-Swift and Heartland Express both benefited from early signs of a truckload cycle recovery, driven by tightening industry capacity and improving freight pricing.

Financials | Citizens Financial Group (Banks) and State Street (Capital Markets).

Media | Scholastic Corp and Omnicom Group.

Underweight to Real Estate

TOP PERFORMANCE DETRACTORS

Information Technology | Holdings in the technology sector performed poorly, given the concentration in IT services (EPAM Systems and Amdocs) and software (NICE), where investor concerns focused on the durability of legacy enterprise software models amid the rapid AI advancement, as well as the need for traditional IT services models given the proliferation of generative AI. In our view, the market has over-discounted for the near-term disruption risk. Additionally, our lack of exposure to the technology hardware, storage & peripherals industry sharply detracted from relative performance.

The increasingly concentrated, AI-driven market has fueled underperformance versus the benchmark. The Fund’s exposure to technology companies—or lack thereof in some cases—accounted for the majority of the Fund’s relative underperformance in the period.

Food Products | Ingredion, Campbells, Marzetti, Conagra Brandes, and Tyson Foods.

Health Care | Grifols (Biotechnology) and Dentsply Sirona (Health Care Equipment & Supplies).

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Brandes U.S. Small-Mid Cap Value ETF - NAV	Russell 3000 Index	Russell 2500 Value Total Return
10/04/23	10,000	10,000	10,000
12/31/23	11,142	11,391	11,766
06/30/24	11,541	12,936	11,943
12/31/24	12,279	14,103	13,058
06/30/25	12,802	14,914	13,193
12/31/25	14,202	16,521	14,721
06/30/26	16,005	18,316	18,278
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	25.03%	18.71%
Russell 3000 Index	22.81%	24.69%
Russell 2500 Value Total Return	38.54%	24.60%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$166,315,531
  Total advisory fees paid$987,866
  Total number of portfolio holdings70
  Portfolio turnover rate5%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Health Care	21.3%
Industrials	16.6%
Information Technology	15.3%
Consumer Staples	13.1%
Financials	9.1%
Energy	6.2%
Materials	5.7%
Consumer Discretionary	5.2%
Communication Services	3.5%
Money Market Funds	3.9%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Brandes U.S. Value ETF

BUSA | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2026

The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2025 through June 30, 2026. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$66	0.60%

Management's Discussion of Fund Performance

For the twelve-month period ending June 30, 2026, the Brandes U.S. Value ETF returned 19.99% (based on net asset value) versus the 27.12% return of the Russell 1000 Value Index. Select tech-related holdings did well, along with positions in financials and energy. Meanwhile, relative underperformance was driven by an underweight to information technology and select holdings in the industrials sector.

TOP PERFORMANCE CONTRIBUTORS

Tech-Related Holdings | Micron Technology, Flex, Alphabet. Semiconductor manufacturers, technology hardware companies, and other businesses, viewed as beneficiaries of accelerating AI-related capital expenditures were among the strongest performers.

Energy | Halliburton, SLB, and Chevron.

Financials | Citigroup, Bank of New York Mellon, PNC Financial Services Group, and State Street.

TOP PERFORMANCE DETRACTORS

Underweight and Holdings in Information Technology | The benchmark's technology weight has increased mechanically along with rising share prices, resulting in a meaningful underweight for the portfolio after having been long overweight technology companies relative to the Russell 1000 Value Index. Our underweight hurt relative returns, along with positions in IT services (i.e., EPAM Systems, Cognizant, Amdocs).

Industrials| CAE (Aerospace & Defense) and overweight to the professional services industry.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	Brandes U.S. Value ETF - NAV	Russell 1000	Russell 1000 Value
10/04/23	10,000	10,000	10,000
12/31/23	11,081	11,325	11,123
06/30/24	12,023	12,848	11,730
12/31/24	12,854	13,912	12,451
06/30/25	13,696	14,666	13,061
12/31/25	15,087	16,123	14,142
06/30/26	16,434	17,680	16,287
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	19.99%	19.86%
Russell 1000	20.55%	23.09%
Russell 1000 Value	24.70%	19.47%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$298,379,115
  Total advisory fees paid$1,639,810
  Total number of portfolio holdings64
  Portfolio turnover rate4%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Table Summary
Sectors	% of Net Assets
Health Care	25.5%
Financials	21.8%
Industrials	15.4%
Information Technology	6.8%
Energy	6.4%
Communication Services	5.4%
Consumer Staples	5.2%
Consumer Discretionary	4.3%
Materials	3.9%
Utilities	3.4%
Money Market Funds	1.8%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.
(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee
(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $144,000 for 2026 and $137,720 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $34,068 for 2026 and $32,445 for 2025.

The nature of the services includes tax compliance and tax filings.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $34,068 for 2026 and $32,445 for 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

2026

Annual Financial Statements and
Other Information

BRANDES INVESTMENT PARTNERS L.P.

BRANDES INTERNATIONAL ETF (BINV)

BRANDES U.S. SMALL-MID CAP VALUE ETF (BSMC)

BRANDES U.S. VALUE ETF (BUSA)

June 30, 2026

(This page intentionally left blank)

Table of Contents

Schedules of Investments:
Brandes International ETF	4
Brandes U.S. Small-Mid Cap Value ETF	7
Brandes U.S. Value ETF	10
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	28
Board Review of Investment Management Agreements	29
Additional Information	31

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Brandes International ETF
Schedule of Investments

June 30, 2026

	Shares	Value
Common Stocks – 99.1% Austria – 1.2%
Erste Group Bank AG	43,853	$5,867,443

Brazil – 5.8%
Ambev SA, ADR	2,285,760	7,177,287
Embraer SA, ADR	124,968	7,972,958
Petroleo Brasileiro SA - Petrobras, ADR	498,458	7,297,425
Telefonica Brasil SA, ADR	477,011	6,277,465
		28,725,135
Canada – 2.8%
CAE, Inc.*	313,789	7,863,552
Open Text Corp.	259,867	5,756,054
		13,619,606
China – 5.5%
Alibaba Group Holding Ltd., ADR	119,958	11,513,569
China Resources Beer Holdings Co. Ltd.	2,392,500	6,491,569
NetEase, Inc., ADR	31,922	4,090,485
Trip.com Group Ltd., ADR*	130,017	5,179,877
		27,275,500
France – 16.1%
BNP Paribas SA, ADR	155,275	9,047,874
Capgemini SE	73,045	7,341,223
Carrefour SA	468,808	8,704,445
Kering SA, ADR	311,021	8,826,776
Pernod Ricard SA	123,707	9,026,427
Publicis Groupe SA	85,767	8,472,823
Sanofi SA	177,816	15,254,142
Societe BIC SA	58,837	3,831,934
Sodexo SA	153,603	8,889,388
		79,395,032
Germany – 8.8%
Beiersdorf AG	43,699	3,761,749
Deutsche Post AG	104,589	6,345,608
Fresenius Medical Care AG	201,969	9,138,451
Henkel AG & Co. KGaA	145,051	11,468,841
SAP SE, ADR	82,531	12,718,852
		43,433,501
Hong Kong – 0.7%
First Pacific Co. Ltd.	5,630,000	3,445,686

Ireland – 1.1%
Kerry Group PLC, ADR	60,785	5,594,044

Israel – 1.1%
Nice Ltd., ADR*	57,714	5,243,317

See Notes to Financial Statements.

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2026

	Shares	Value
Common Stocks (continued) Italy – 2.3%
Buzzi SpA	72,831	$3,727,263
Intesa Sanpaolo SpA	1,125,185	7,700,935
		11,428,198
Japan – 11.5%
Astellas Pharma, Inc.	699,700	9,359,743
Bridgestone Corp.	356,700	7,480,839
Honda Motor Co. Ltd.	877,900	7,990,971
Kubota Corp.	368,100	6,079,723
Makita Corp.	186,500	6,642,403
Sumitomo Mitsui Trust Holdings, Inc	193,700	7,215,726
Takeda Pharmaceutical Co. Ltd.	364,500	11,556,306
		56,325,711
Mexico – 7.5%
America Movil SAB de CV, ADR	322,646	8,385,569
Cemex SAB de CV, ADR	303,483	3,641,796
Fibra Uno Administracion SA de CV REIT	5,347,800	9,165,036
Kimberly-Clark de Mexico SAB de CV, Class A	2,017,782	4,468,832
Wal-Mart de Mexico SAB de CV	3,831,210	11,254,282
		36,915,515
Netherlands – 5.9%
DSM-Firmenich AG	98,869	9,376,288
Heineken Holding NV	132,959	10,140,554
Koninklijke Philips NV	342,247	9,305,696
		28,822,538
Singapore – 1.8%
Wilmar International Ltd.	3,075,500	8,581,685

South Korea – 0.8%
Samsung Electronics Co. Ltd., GDR	1,109	3,842,685

Spain – 1.3%
Grifols SA, ADR	896,750	6,348,990

Sweden – 1.3%
Essity AB, Class B	231,701	6,554,588

Switzerland – 7.3%
Cie Financiere Richemont SA, Class A	44,633	10,304,810
Novartis AG, ADR	30,720	4,814,438
Swatch Group AG (The) - BR	17,931	4,385,106
Swatch Group AG (The) - REG	167,758	8,149,135
UBS Group AG	165,375	8,195,985
		35,849,474
Taiwan – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,322	4,451,908

See Notes to Financial Statements.

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2026

	Shares	Value
Common Stocks (continued) United Kingdom – 14.1%
Diageo PLC, ADR	109,743	$8,821,142
GSK PLC, ADR	167,953	8,804,096
J Sainsbury PLC, ADR	466,134	7,984,875
Kingfisher PLC, ADR	742,462	5,598,164
Mondi PLC, ADR	391,297	7,127,475
National Grid PLC, ADR	82,264	6,817,218
Reckitt Benckiser Group PLC, ADR	719,757	9,436,014
Shell PLC, ADR	53,037	4,112,489
Smith & Nephew PLC, ADR	257,449	7,417,106
WPP PLC	998,166	3,122,041
		69,240,620
United States – 1.3%
CNH Industrial NV	583,605	6,553,884

Total Common Stocks (Cost $476,104,337)		487,515,060

Money Market Funds – 0.8%
US Treasury Plus Money Market Fund, 3.55%(a)
(Cost $4,142,249)	4,142,249	4,142,249

Total Investments – 99.9%
(Cost $480,246,586)		$491,657,309
Other Assets in Excess of Liabilities – 0.1%		523,389
Net Assets – 100.0%		$492,180,698

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

ADR : American Depositary Receipt

GDR : Global Depositary Receipt

PLC : Public Limited Company

REIT : Real Estate Investment Trust

See Notes to Financial Statements.

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments

June 30, 2026

	Shares	Value
Common Stocks – 96.0% Communication Services – 3.5%
Omnicom Group, Inc.	40,587	$2,955,951
Scholastic Corp.	61,386	2,823,756
		5,779,707
Consumer Discretionary – 5.2%
Levi Strauss & Co., Class A	82,444	2,047,084
LKQ Corp.	64,345	1,694,204
Mattel, Inc.*	108,544	1,506,591
Mohawk Industries, Inc.*	14,905	1,808,424
Whirlpool Corp.	39,014	1,537,932
		8,594,235
Consumer Staples – 13.1%
Conagra Brands, Inc.	123,036	1,656,065
Edgewell Personal Care Co.	158,654	4,261,447
Ingles Markets, Inc., Class A	52,874	4,683,579
Ingredion, Inc.	14,954	1,416,293
Molson Coors Beverage Co., Class B	70,226	2,736,005
The Campbell's Company	157,683	3,511,600
The Marzetti Company	15,008	1,713,313
Tyson Foods, Inc., Class A	32,176	1,842,076
		21,820,378
Energy – 6.2%
Expand Energy Corp	16,476	1,502,447
Halliburton Co.	67,236	2,282,662
Innovex International, Inc.*	174,994	4,339,851
World Kinect Corp.	65,361	2,152,991
		10,277,951
Financials – 9.1%
Brown & Brown, Inc	35,455	2,274,438
Citizens Financial Group, Inc.	51,384	3,600,477
CNA Financial Corp.	18,009	875,418
Old Republic International Corp.	25,272	1,034,130
OneMain Holdings, Inc.	39,705	2,420,814
SEI Investments Co.	26,657	2,338,085
White Mountains Insurance Group Ltd.	663	1,374,658
Willis Towers Watson PLC	4,992	1,304,759
		15,222,779
Health Care – 21.3%
Cooper Cos., Inc. (The)*	26,800	1,921,828
Dentsply Sirona, Inc.	371,967	3,946,570
Elanco Animal Health, Inc.*	179,277	4,412,007
Fortrea Holdings, Inc.*	166,451	2,896,247
Grifols SA, ADR	336,332	2,381,230
Henry Schein, Inc.*	15,711	1,312,183
Koninklijke Philips NV	59,390	1,614,814
Organon & Co.	231,741	3,137,773
Pediatrix Medical Group, Inc.*	105,504	2,672,416
Prestige Consumer Healthcare, Inc.*	33,407	1,579,149
Sotera Health Co.*	105,095	1,865,436

See Notes to Financial Statements.

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments (Continued)

June 30, 2026

	Shares	Value
Common Stocks (continued) Health Care (continued)
Teleflex, Inc.	21,318	$2,702,270
United Therapeutics Corp.*	2,525	1,368,121
Zimmer Biomet Holdings, Inc.	41,884	3,605,794
		35,415,838
Industrials – 16.6%
AGCO Corp.	15,184	1,817,525
Balfour Beatty PLC	255,462	2,939,597
CNH Industrial NV	149,562	1,679,581
Embraer SA, ADR	22,592	1,441,370
Equifax, Inc.	10,376	1,646,879
Healthcare Services Group, Inc.*	73,295	1,800,125
Kennametal, Inc	39,886	1,398,004
Landstar System, Inc.	5,218	1,079,134
Moog, Inc., Class A	5,170	2,191,253
Textron, Inc.	34,607	3,174,500
Timken Co. (The)	19,703	2,863,240
TransUnion	21,565	1,555,699
UniFirst Corp.	14,932	3,948,917
		27,535,824
Information Technology – 15.3%
Amdocs Ltd.	72,024	3,640,093
Arlo Technologies, Inc.*	101,503	1,368,260
Arrow Electronics, Inc.*	6,680	1,425,579
Avnet, Inc.	23,026	2,045,169
EPAM Systems, Inc.*	33,153	2,630,691
F5, Inc.*	4,580	1,905,097
IPG Photonics Corp.*	30,373	3,563,360
NETGEAR, Inc.*	125,931	2,940,489
Nice Ltd., ADR*	18,575	1,687,539
Qorvo, Inc.*	29,781	2,777,674
Zebra Technologies Corp., Class A*	5,724	1,506,900
		25,490,851
Materials – 5.7%
International Flavors & Fragrances, Inc	56,755	4,496,131
Scotts Miracle-Gro Co. (The)	22,787	1,552,023
Sonoco Products Co.	27,824	1,567,883
Winpak Ltd.	61,620	1,886,508
		9,502,545
Total Common Stocks (Cost $141,815,685)		159,640,108

Money Market Funds – 3.9%
US Treasury Plus Money Market Fund, 3.55%(a)
(Cost $6,558,427)	6,558,427	6,558,427

See Notes to Financial Statements.

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments (Continued)

June 30, 2026

Value
Total Investments – 99.9%
(Cost $148,374,112)	$166,198,535
Other Assets in Excess of Liabilities – 0.1%	116,996
Net Assets – 100.0%	$166,315,531

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

ADR : American Depositary Receipt
PLC : Public Limited Company

See Notes to Financial Statements.

Brandes U.S. Value ETF
Schedule of Investments

June 30, 2026

	Shares	Value
Common Stocks – 98.1% Communication Services – 5.4%
Alphabet, Inc., Class C	18,956	$6,697,723
Comcast Corp., Class A	191,616	4,704,173
Omnicom Group, Inc.	64,467	4,695,132
		16,097,028
Consumer Discretionary – 4.3%
AutoZone, Inc.*	1,455	4,650,093
LKQ Corp.	142,578	3,754,079
Mohawk Industries, Inc.*	35,540	4,312,068
		12,716,240
Consumer Staples – 5.2%
Ingredion, Inc	37,223	3,525,390
Kenvue, Inc.	158,457	3,028,113
Sysco Corp.	60,068	5,020,484
Target Corp.	30,335	3,962,054
		15,536,041
Energy – 6.4%
Chevron Corp.	31,572	5,233,375
Halliburton Co.	163,240	5,541,998
SLB Ltd.	108,683	5,052,673
World Kinect Corp.	96,561	3,180,719
		19,008,765
Financials – 21.8%
Arch Capital Group Ltd.*	56,419	5,476,028
Arthur J Gallagher & Co.	21,413	4,915,782
Bank of America Corp.	137,082	7,810,932
Capital One Financial Corp.	15,657	3,141,107
Citigroup, Inc.	51,077	7,148,737
Fiserv, Inc.*	47,794	2,344,296
JPMorgan Chase & Co.	9,174	3,002,925
PNC Financial Services Group, Inc. (The)	27,849	6,856,981
Progressive Corp. (The)	25,036	5,469,114
State Street Corp.	17,936	3,041,946
Truist Financial Corp.	57,374	2,858,373
W R Berkley Corp.	31,200	2,200,536
Wells Fargo & Co.	73,751	6,094,783
Willis Towers Watson PLC	17,733	4,634,874
		64,996,414
Health Care – 25.5%
Becton Dickinson & Co.	49,807	7,537,293
Cardinal Health, Inc	15,761	3,744,183
Cigna Group (The)	24,623	6,788,069
CVS Health Corp.	56,748	5,870,581
HCA Healthcare, Inc	9,586	3,737,485
ICON PLC*	36,253	6,297,509
Johnson & Johnson	17,327	4,400,538
Labcorp Holdings, Inc.	15,499	4,339,720
McKesson Corp.	4,558	3,444,025
Merck & Co., Inc	62,658	8,051,553

See Notes to Financial Statements.

Brandes U.S. Value ETF

Schedule of Investments (Continued)

June 30, 2026

	Shares	Value
Common Stocks (continued) Health Care (continued)
Pfizer, Inc.	239,527	$5,767,810
Sanofi SA, ADR	144,778	6,176,229
UnitedHealth Group, Inc.	13,255	5,509,176
Zoetis, Inc.	63,151	4,538,031
		76,202,202
Industrials – 15.4%
Allison Transmission Holdings, Inc.	32,328	3,644,659
CAE, Inc.*	71,582	1,793,845
Emerson Electric Co.	38,585	5,523,443
Equifax, Inc.	33,219	5,272,520
FedEx Corp.	17,682	5,536,765
Hexcel Corp.	46,759	4,678,705
Knight-Swift Transportation Holdings, Inc.	83,705	6,518,108
SS&C Technologies Holdings, Inc.	89,904	5,578,543
Textron, Inc.	80,554	7,389,218
		45,935,806
Information Technology – 6.8%
Amdocs Ltd.	91,225	4,610,512
Arrow Electronics, Inc.*	25,336	5,406,956
Cognizant Technology Solutions Corp., Class A	79,582	3,082,211
EPAM Systems, Inc.*	31,850	2,527,297
Flex Ltd.*	15,548	2,519,864
Qorvo, Inc.*	24,419	2,277,560
		20,424,400
Materials – 3.9%
Corteva, Inc.	48,020	4,066,814
International Flavors & Fragrances, Inc.	52,409	4,151,841
Westlake Corp	45,776	3,341,648
		11,560,303
Utilities – 3.4%
Entergy Corp.	24,457	2,809,131
Evergy, Inc.	40,073	3,463,510
National Grid PLC, ADR	45,705	3,787,573
		10,060,214
Total Common Stocks (Cost $271,589,318)		292,537,413

Money Market Funds – 1.8%
US Treasury Plus Money Market Fund, 3.55%(a)
(Cost $5,495,850)	5,495,850	5,495,850

Total Investments – 99.9%
(Cost $277,085,168)		$298,033,263
Other Assets in Excess of Liabilities – 0.1%		345,852
Net Assets – 100.0%		$298,379,115

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

ADR : American Depositary Receipt
PLC : Public Limited Company

See Notes to Financial Statements.

(This page intentionally left blank)

Statements of Assets and Liabilities

June 30, 2026

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Assets
Investments, at fair value	$491,657,309	$166,198,535	$298,033,263
Cash	—	—	7,045
Foreign currency at value (cost $685, $6 and $–)	689	6	—
Receivables:
Capital shares	2,094,470	—	—
Dividends	1,554,065	202,346	416,972
Foreign tax reclaim	1,182,246	9,153	68,880
Securities sold	195	—	—
Total assets	496,488,974	166,410,040	298,526,160

Liabilities
Due to custodian	82,035	64	—
Payables:
Securities purchased	3,945,425	79	—
Investment advisory fees	280,816	94,366	147,045
Total liabilities	4,308,276	94,509	147,045
Net Assets	$492,180,698	$166,315,531	$298,379,115

Net Assets Consist of
Paid-in capital	$422,370,468	$132,125,212	$242,255,365
Distributable earnings (loss)	69,810,230	34,190,319	56,123,750
Net Assets	$492,180,698	$166,315,531	$298,379,115
Number of Common Shares outstanding	11,750,000	4,280,000	7,560,000
Net Asset Value, offering and redemption price per share	$41.89	$38.86	$39.47
Investments, at cost	$480,246,586	$148,374,112	$277,085,168

See Notes to Financial Statements.

Statements of Operations

Year Ended June 30, 2026

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Investment Income
Dividend income*	$13,038,561	$2,541,337	$6,108,213

Expenses
Investment advisory fees	2,701,870	987,866	1,639,810
Total expenses	2,701,870	987,866	1,639,810
Net investment income (loss)	10,336,691	1,553,471	4,468,403

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(121,562)	195,692	(466,034)
In-kind redemptions	58,548,317	16,293,261	35,836,899
Foreign currency transactions	(121,793)	976	—
Net realized gain (loss)	58,304,962	16,489,929	35,370,865
Net change in unrealized appreciation (depreciation) on:
Investments	(7,204,442)	12,539,153	9,241,518
Foreign currency translations	(28,485)	(1,521)	—
Net change in unrealized appreciation (depreciation)	(7,232,927)	12,537,632	9,241,518
Net realized and unrealized gain (loss)	51,072,035	29,027,561	44,612,383
Net Increase (Decrease) in Net Assets Resulting from Operations	$61,408,726	$30,581,032	$49,080,786
* Withholding tax	$1,371,545	$2,228	$49,835

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Brandes International ETF		Brandes U.S. Small-Mid Cap Value ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,336,691	$4,890,933	$1,553,471	$1,142,710
Net realized gain (loss)	58,304,962	15,304,852	16,489,929	3,026,443
Net change in net unrealized appreciation (depreciation)	(7,232,927)	18,081,174	12,537,632	4,040,640
Net increase (decrease) in net assets resulting from operations	61,408,726	38,276,959	30,581,032	8,209,793

Distributions	(10,006,826)	(4,765,011)	(1,487,300)	(1,112,352)

Fund Shares Transactions
Proceeds from shares sold	357,795,602	170,428,348	67,358,414	58,591,099
Value of shares redeemed	(168,388,042)	(51,753,852)	(40,661,251)	(12,479,041)
Net increase (decrease) in net assets resulting from fund share transactions	189,407,560	118,674,496	26,697,163	46,112,058
Total net increase (decrease) in net assets	240,809,460	152,186,444	55,790,895	53,209,499

Net Assets
Beginning of period	251,371,238	99,184,794	110,524,636	57,315,137
End of period	$492,180,698	$251,371,238	$166,315,531	$110,524,636

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	7,050,000	3,400,000	3,520,000	2,000,000
Shares sold	8,800,000	5,250,000	1,860,000	1,940,000
Shares redeemed	(4,100,000)	(1,600,000)	(1,100,000)	(420,000)
Common Shares outstanding, end of period	11,750,000	7,050,000	4,280,000	3,520,000

See Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	Brandes U.S. Value ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,468,403	$3,452,302
Net realized gain (loss)	35,370,865	16,509,641
Net change in net unrealized appreciation (depreciation)	9,241,518	4,535,359
Net increase (decrease) in net assets resulting from operations	49,080,786	24,497,302

Distributions	(4,341,734)	(3,415,857)

Fund Shares Transactions
Proceeds from shares sold	112,873,531	140,282,913
Value of shares redeemed	(91,774,679)	(68,935,399)
Net increase (decrease) in net assets resulting from fund share transactions	21,098,852	71,347,514
Total net increase (decrease) in net assets	65,837,904	92,428,959

Net Assets
Beginning of period	232,541,211	140,112,252
End of period	$298,379,115	$232,541,211

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	6,960,000	4,700,000
Shares sold	3,100,000	4,380,000
Shares redeemed	(2,500,000)	(2,120,000)
Common Shares outstanding, end of period	7,560,000	6,960,000

See Notes to Financial Statements.

Financial Highlights

Brandes International ETF	Years Ended June 30		Period Ended
Selected Per Share Data	2026	2025	June 30, 2024(a)
Net Asset Value, beginning of period	$35.66	$29.17	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.09	0.99	0.95
Net realized and unrealized gain (loss)	6.07	6.27	3.76
Total from investment operations	7.16	7.26	4.71
Less distributions from:
Net investment income	(0.93)	(0.77)	(0.54)
Total distributions	(0.93)	(0.77)	(0.54)
Net Asset Value, end of period	$41.89	$35.66	$29.17
Total Return (%)	20.17	25.05	18.84	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$492	$251	$99
Ratio of expenses (%)	0.70	0.70	0.70	(d)
Ratio of net investment income (loss) (%)	2.68	3.06	4.40	(d)
Portfolio turnover rate (%)(e)	2	3	10	(c)

Brandes U.S. Small-Mid Cap Value ETF	Years Ended June 30		Period Ended
Selected Per Share Data	2026	2025	June 30, 2024(a)
Net Asset Value, beginning of period	$31.40	$28.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.39	0.42	0.28
Net realized and unrealized gain (loss)	7.43	2.70	3.57
Total from investment operations	7.82	3.12	3.85
Less distributions from:
Net investment income	(0.36)	(0.38)	(0.19)
Total distributions	(0.36)	(0.38)	(0.19)
Net Asset Value, end of period	$38.86	$31.40	$28.66
Total Return (%)	25.03	10.93	15.40	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$166	$111	$57
Ratio of expenses (%)	0.70	0.70	0.70	(d)
Ratio of net investment income (loss) (%)	1.10	1.38	1.35	(d)
Portfolio turnover rate (%)(e)	5	7	4	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Financial Highlights (Continued)

Brandes U.S. Value ETF	Years Ended June 30		Period Ended
Selected Per Share Data	2026	2025	June 30, 2024(a)
Net Asset Value, beginning of period	$33.41	$29.81	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.60	0.56	0.36
Net realized and unrealized gain (loss)	6.04	3.57	4.69
Total from investment operations	6.64	4.13	5.05
Less distributions from:
Net investment income	(0.58)	(0.53)	(0.24)
Total distributions	(0.58)	(0.53)	(0.24)
Net Asset Value, end of period	$39.47	$33.41	$29.81
Total Return (%)	19.99	13.92	20.23	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$298	$233	$140
Ratio of expenses (%)	0.60	0.60	0.60	(d)
Ratio of net investment income (loss) (%)	1.63	1.73	1.66	(d)
Portfolio turnover rate (%)(e)	4	7	6	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Notes to Financial Statements

June 30, 2026

1. Organization

Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (each a "Fund" and collectively the “Funds”) are organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission (the “Commission”) as open-end management investment company.

The Funds are managed by Brandes Investment Partners, L.P., an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment advisor (the “Advisor”).

The Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF commenced operations on October 4, 2023. Each Fund is an actively managed ETF and uses an active investment strategy in seeking to meet its investment objective. The investment objective of each Fund is long-term capital appreciation.

Each Fund offers shares that are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchange”).

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2026 for each Fund based upon the three levels defined above:

Brandes International ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$487,515,060	$—	$—	$487,515,060
Money Market Funds	4,142,249	—	—	4,142,249
Total	$491,657,309	$—	$—	$491,657,309

Brandes U.S. Small-Mid Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$159,640,108	$—	$—	$159,640,108
Money Market Funds	6,558,427	—	—	6,558,427
Total	$166,198,535	$—	$—	$166,198,535

Notes to Financial Statements (Continued)

June 30, 2026

Brandes U.S. Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$292,537,413	$—	$—	$292,537,413
Money Market Funds	5,495,850	—	—	5,495,850
Total	$298,033,263	$—	$—	$298,033,263

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Translation and Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Notes to Financial Statements (Continued)

June 30, 2026

(g) Indemnification

Under the Funds' organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Brandes Investment Partners, L.P., (the “Advisor”) serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Advisor provides to the Funds, each Fund pays the Advisor a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Investment Advisory Fee
Brandes International ETF	0.70%
Brandes U.S. Small-Mid Cap Value ETF	0.70%
Brandes U.S. Value ETF	0.60%

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Advisor, such as a change of control of the Advisor); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets, and directly impact the NAV per share of each Fund.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$191,275,233	$6,523,123
Brandes U.S. Small-Mid Cap Value ETF	45,596,691	6,696,618
Brandes U.S. Value ETF	74,386,150	10,107,820

Purchases and sales of in-kind transactions for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$173,270,321	$166,501,733
Brandes U.S. Small-Mid Cap Value ETF	24,296,901	38,939,539
Brandes U.S. Value ETF	48,203,046	91,112,705

Notes to Financial Statements (Continued)

June 30, 2026

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value ETF are $650, $300 and $300, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At June 30, 2026, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Distributable earnings (loss)	Paid-in Capital
Brandes International ETF	$(58,433,993)	$58,433,993
Brandes U.S. Small-Mid Cap Value ETF	(16,290,186)	16,290,186
Brandes U.S. Value ETF	(35,665,068)	35,665,068

Notes to Financial Statements (Continued)

June 30, 2026

The tax character of distributions paid during the period indicated was as follows:

Fund	Ordinary Income*	Long - Term Capital Gains	Return of Capital
Brandes International ETF	$10,006,826	$—	$—
Brandes U.S. Small-Mid Cap Value ETF	1,487,300	—	—
Brandes U.S. Value ETF	4,341,734	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions

The differences between book-basis and tax-basis components of net assets are primarily attributable to Foreign Currency Realized Gain/ Loss Reclass, Redemption In-Kind Sales and PFIC Sales Adjustment treated as ordinary income for tax purposes.

At June 30, 2026, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributable earnings (loss)
Brandes International ETF	$469,038	$11,039,291	$(132,092)	$11,376,237
Brandes U.S. Small-Mid Cap Value ETF	124,490	17,779,171	(3,528)	17,900,133
Brandes U.S. Value ETF	289,580	20,809,501	(640,399)	20,458,682

At June 30, 2026 gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Brandes International ETF	$480,608,088	$48,651,729	$(37,612,438)	$11,039,291
Brandes U.S. Small-Mid Cap Value ETF	148,419,073	30,763,828	(12,984,657)	17,779,171
Brandes U.S. Value ETF	277,223,762	46,929,731	(26,120,230)	20,809,501

At June 30, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Brandes International ETF	$(30,000)	$(102,092)	$(132,092)
Brandes U.S. Small-Mid Cap Value ETF	—	(3,528)	(3,528)
Brandes U.S. Value ETF	—	(640,399)	(640,399)

7. Risk Factors

With all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

8. Segment Reporting

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The 2023 ETF Series Trust and Shareholders of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (constituting The 2023 ETF Series Trust, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and broker; when reply was not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

August 21, 2026

We have served as the auditor of one or more investment companies in The 2023 ETF Series Trust since 2023.

Board Review of Investment Management Agreements (Unaudited)

Approval of Continuance of Advisory Agreement

At a meeting held on June 15, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved the continuance of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (“Brandes”) with respect to the Brandes International ETF, Brandes U.S. Value ETF, and Brandes U.S. Small-Mid Cap Value ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which Brandes provides advisory services to the Funds. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940 (the “1940 Act”), was advised by legal counsel throughout the process.

Pursuant to Section 15 of the 1940 Act, the continuance of the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and Brandes is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from Brandes, and at the Meeting, representatives from Brandes presented additional information to help the Board evaluate the Agreement. Among other things, representatives from Brandes provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered Brandes’s oral presentation, and deliberated regarding whether to approve the continuance of the Agreement in light of this information. Throughout the process, the Independent Trustees were afforded the opportunity to ask questions of, and request additional materials from, Brandes. The Independent Trustees were assisted in their review by counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by Brandes to each Fund; (ii) the investment objective and strategy for each Fund and each Fund’s performance record; (iii) the profits realized by Brandes from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by Brandes to each Fund, the Board considered Brandes’s responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for each Fund; trading portfolio securities and other investment instruments on behalf of each Fund; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to each Fund. The Board noted that it had been provided with Brandes’s registration form on Form ADV as well as Brandes’s responses to a detailed questionnaire, which included a description of Brandes’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board.

The Board considered the background, sophistication and experience of Brandes’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered Brandes’s extensive administrative and compliance infrastructures. The Board appreciated Brandes’s deep experience and expertise serving as the investment adviser to other registered investment companies.

The Board further considered Brandes’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about Brandes’s overall investment management business, including the financial resources available to Brandes needed to deliver high-quality advisory services to the Funds.

Investment Performance

The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by Broadridge, an independent third party, comparing each Fund’s performance to the performance of a group of peer funds (each, a “Peer Group”), each Fund’s Morningstar category group (each, a “Category Peer Group”), as well as each Fund’s benchmark for the one-year and since inception periods ended March 31, 2026. The Board noted that:

(1) The Brandes International ETF outperformed its benchmark, but underperformed its Peer Group median and Category Peer Group median for the one-year period, and outperformed its benchmark and Category Peer Group median, and performed in line with its Peer Group median, since inception;

Board Review of Investment Management Agreements (Unaudited) (Continued)

(2) The Brandes U.S. Small-Mid Cap Value ETF outperformed its benchmark, Peer Group median and Category Peer Group median for the one-year period, and outperformed its Peer Group median and Category Peer Group median, but underperformed its benchmark, since inception; and

(3) The Brandes U.S. Value ETF underperformed its benchmark, slightly outperformed its Peer Group median and slightly underperformed its Category Peer Group median for the one-year period, and outperformed its Peer Group median and Category Peer Group median, but underperformed its benchmark since inception.

In reviewing the Funds’ performance, the Board took into account that the Funds have had a relatively short operating history over which to consider performance. The Board focused on the extent to which each Fund achieved its investment objective as an actively managed fund. The Board also reviewed information regarding factors impacting the performance of each Fund, noting that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee paid by each Fund to Brandes under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that each Fund’s advisory fee was within the range of their respective Peer Groups. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, Brandes is responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own fee and resources.

Profitability and Economies of Scale

The Board considered information concerning the profitability of Brandes from managing the Funds. The Board reviewed information provided about the costs and expenses incurred by Brandes in providing advisory services, evaluated the compensation and benefits received by Brandes from its relationship with the Funds, and reviewed a profitability analysis from Brandes with respect to each Fund. The Board also considered whether economies of scale have been realized with respect to each Fund, or whether other efficiencies resulted as each Fund’s assets grow. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved. The Board noted the structuring of Brandes’s advisory fee as a unitary fee effectively acted as a cap on each Fund’s total expense ratio. The Board further noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds. The Board also took into account Brandes’s demonstrated commitment to continue reinvesting in its advisory business to ensure the continued provision of high-quality services to the Funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services provided supported its approval of the continuance of the Agreement and that the fee charged under that Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision whether to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the totality of information available to it. Based on a consideration of all the relevant factors, the Board, including the Independent Trustees, determined that the approval of the continuance of the Agreement was in the best interests of the Funds and their respective shareholders

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov. .

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of investments holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-307-0477.

Discount & Premium Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.brandes.com/etfs.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended June 30, 2026.

Fund	Qualified Dividend Income*	Dividends Received Deduction
Brandes International ETF	100.00%	18.38%
Brandes U.S. Small-Mid Cap Value ETF	100.00%	100.00%
Brandes U.S. Value ETF	100.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

For the period ended June 30, 2026, the Fund listed below intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income (excluding any amortization/accretion of premium/discount) and foreign taxes paid were as follows:

	Foreign	Gross
	Taxes	Foreign
Fund	Paid	Income
Brandes International ETF	$906,444	$14,135,296

This report must be preceded or accompanied by a prospectus.

Advisor
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979

Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 S Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States.

BRANDES

INVESTMENT PARTNERS

VALUE SPECIALISTS SINCE 1974
BRANDES.COM/ETFS

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2026

By (Signature and Title)	/s/ Aaron Perkovich
Aaron Perkovich, Treasurer
(Principal Financial Officer)

Date	9/4/2026